As filed with the Securities and Exchange Commission on February 3, 2005

                            Registration Nos. 2-90949
                                    811-4014

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 26

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 27


                             MERIDIAN FUND, INC.(R)
               (Exact name of Registrant as Specified in Charter)

                          60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (415) 461-6237

                              Richard F. Aster, Jr.
                             Wood Island, Suite 306
                          60 E. Sir Francis Drake Blvd.
                               Larkspur, CA 94939
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Steven G. Cravath, Esq.
                             Elisa D. Metzger, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

             It is proposed that this filing will become effective:

  X   immediately upon filing pursuant to Rule 485(b)
------
      on             pursuant to Rule 485(b)
------  ------------
      60 days after filing pursuant to Rule 485(a)(1)
------
      75 days after filing pursuant to Rule 485(a)(2)
------
      on             pursuant to Rule 485 (a)
------  ------------

This Post-Effective Amendment No. 26 to the registration Statement of Meridian Fund, Inc. is being filed solely to file as Exhibit (d)(1) the final Investment Management Agreement with respect to Meridian Equity Income Fund dated January 31, 2005. Part A, Part B and Part C of the Trust's Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 25, filed January 31, 2005 (accession number 0000950134-05-001718).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Larkspur and State of California on the 3rd day of February, 2005.

                       MERIDIAN FUND, INC.(R)(Registrant)
                            /s/ RICHARD F. ASTER, JR.
                        Richard F. Aster, Jr., President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

*Richard F. Aster, Jr.     Director and Principal                      February 3, 2005
                           Executive Officer
*Ralph Cechettini          Director                                    February 3, 2005
*Michael S. Erickson       Director                                    February 3, 2005
*James B. Glavin           Director and Vice Chairman of the Board     February 3, 2005
*Herbert C. Kay            Director                                    February 3, 2005
*Michael Stolper           Director                                    February 3, 2005
*Gregg B. Keeling          Chief Financial Officer,                    February 3, 2005
                           Chief Compliance Officer,
                           Treasurer and Secretary

* By: /s/ RICHARD F. ASTER, JR.
          Richard F. Aster, Jr.,
          Attorney-in-Fact


                      EXHIBIT INDEX MERIDIAN FUND, INC. (R)
              AMENDMENT NO. 26 TO FORM N-1A REGISTRATION STATEMENT

                                FILE NO. 811-4014

Exhibit No.       Title of Exhibit
-----------       ----------------

99(d)(1) Investment Management Agreement with respect to Meridian Equity Income Fund dated January 31, 2005